Liquidity	12 Months Ended
Dec. 31, 2018
Liquidity
Liquidity

(E.3) Liquidity

Accounting Policies

Non-Derivative Financial Debt Investments

Our non-derivative financial debt investments comprise cash at banks and cash equivalents (highly liquid investments with original maturities of three months or less, such as time deposits and money-market funds), loans and other financial receivables, and acquired debt securities.

As we do not designate financial assets as “at fair value through profit or loss,” we generally classify financial assets as: at amortized cost (AC), at fair value through other comprehensive income (FVOCI), or at fair value through profit or loss (FVTPL), depending on the contractual cash flows of, and our business model for, holding the respective asset. Financial assets having cash flow characteristics other than solely principal and interest such as money market and similar funds are generally classified as FVTPL. Generally, all other financial assets with cash flows consisting solely of principal and interest are classified as AC because we follow a conservative investment approach, safeguarding our liquidity by ensuring the safety of principal investment amounts.

Gains / losses on non-derivative financial debt investments at FVTPL are reported in Financial income, net and show interest income / expenses separately from other gains / losses which include gains / losses from fair value fluctuations and disposals. Gains / losses on non-derivative financial debt investments at AC are reported in Financial income, net and show interest income / expenses separately from other gains / losses which include gains / losses disposals and changes in expected and incurred credit losses. Gains / losses from foreign currency exchange rate fluctuations are included in Other non-operating income/expense, net. Regular way purchases and sales are recorded as at the trade date.

For these financial assets, we apply considerable judgment by employing the general impairment approach as follows:

–   For cash at banks, time deposits, and debt securities such as acquired bonds and commercial paper, we apply the low credit risk exception, as it is our policy to invest only in high-quality assets of issuers with a minimum rating of at least investment grade to minimize the risk of credit losses. Thus, these assets are always allocated to stage 1 of the three-stage credit loss model, and we record a loss allowance at an amount equal to 12-month expected credit losses. This loss allowance is calculated based on our exposure at the respective reporting date, the loss given default for this exposure, and the credit default swap spread as a measure for the probability of default. Even though we invest only in assets of at least investment-grade, we also closely observe the development of credit default swap spreads as a measure of market participants’ assessments of the creditworthiness of a debtor to evaluate probable significant increases in credit risk to timely react to changes should these manifest. Among others, we consider cash at banks, time deposits, and debt securities to be in default when the counterparty is unlikely to pay its obligations in full, when there is information about a counterparty’s financial difficulties or if there is a drastic increase in a counterparty’s credit default swap spread for a prolonged time period while the overall market environment remains generally stable. Such financial assets are written off either partially or in full if the likelihood of recovery is considered remote, which might be evidenced, for example, by the bankruptcy of a counterparty of such financial assets.

–   Loans and other financial receivables are monitored based on borrower-specific internal and external information to determine whether there has been a significant increase in credit risk since initial recognition. We consider such assets to be in default if they are significantly beyond their due date or if the borrower is unlikely to pay its obligation. A write-off occurs when the likelihood of recovery is considered remote, for example when bankruptcy proceedings have been finalized or when all enforcement efforts have been exhausted.

Non-Derivative Financial Liabilities

Non-derivative financial liabilities include bank loans, issued bonds, private placements, and other financial liabilities. Included in other financial liabilities are customer funding liabilities which are funds we draw from and make payments on behalf of our customers for customers’ employee expense reimbursements, related credit card payments, and vendor payments. We present these funds in cash and cash equivalents and record our obligation to make these expense reimbursements and payments on behalf of our customers as customer funding liabilities.

As we do not designate financial liabilities as FVTPL, we generally classify non-derivative financial liabilities as AC.

Expenses and gains or losses on financial liabilities at AC mainly consist of interest expense which is shown in Financial income, net. Gains / losses from foreign currency exchange rate fluctuations are included in Other non-operating income/expense, net.

Group Liquidity

€ millions	2018	2017	∆
Cash and cash equivalents	8,627	4,011	4,617
Current time deposits and debt securities	211	774	-563
Group liquidity	8,838	4,785	4,053
Current financial debt	-759	-1,299	540
Non-current financial debt	-10,572	-4,965	-5,607
Financial debt	-11,331	-6,264	-5,067
Net liquidity	-2,493	-1,479	-1,013

While we continuously monitor the ratios presented in the capital structure table, we actively manage our liquidity and structure of our financial indebtedness based on the ratios group liquidity and net liquidity.

Group liquidity consists of cash at banks, money market and other funds, time deposits, and debt securities (both with remaining maturities of less than one year). Financial debt is defined as the nominal volume of bank loans, private placements, and bonds. Net liquidity is group liquidity less financial debt.

Cash and Cash Equivalents

€ millions	2018			2017
	Current	Non-Current	Total	Current	Non-Current	Total
Cash at banks	2,918	0	2,918	2,558	0	2,558
Time deposits	4,117	0	4,117	314	0	314
Money market and other funds	1,195	0	1,195	1,139	0	1,139
Debt securities	400	0	400	0	0	0
Expected credit loss allowance	-3	0	-3	0	0	0
Cash and cash equivalents	8,627	0	8,627	4,011	0	4,011

Non-Derivative Financial Debt Investments

€ millions	2018			2017
	Current	Non-Current	Total	Current	Non-Current	Total
Time deposits	137	0	137	736	0	736
Debt securities	77	0	77	39	0	39
Financial instruments related to employee benefit plans	0	165	165	0	155	155
Loans and other financial receivables	57	91	147	58	105	163
Expected credit loss allowance	-3	0	-3	0	0	0
Non-derivative financial debt investments	268	256	524	832	260	1,092
Other financial assets	448	1,536	1,984	990	1,155	2,145
Non-derivative financial debt investments as % of other financial assets	60	17	26	84	23	51

Time deposits and debt securities with original maturity of three months or less are presented as cash and cash equivalents, and those with original maturities of greater than three months (investments considered in group liquidity) are presented as other financial assets. Debt securities consist of commercial papers and acquired bonds of mainly financial and non-financial corporations and municipalities.

For more information about financial risk and the nature of risk, see Note (F.1).

Financial Debt

€ millions	2018					2017
	Nominal Volume		Carrying Amount			Nominal Volume		Carrying Amount
	Current	Non-Current	Current	Non-Current	Total	Current	Non-Current	Current	Non-Current	Total
Bonds	750	9,512	759	9,445	10,204	1,150	4,000	1,149	3,997	5,147
Private placement transactions	0	1,011	0	1,041	1,041	125	965	125	1,005	1,130
Bank loans	9	49	9	49	58	24	0	24	0	24
Financial debt	759	10,572	768	10,536	11,303	1,299	4,965	1,298	5,002	6,301
Financial liabilities			1,125	10,553	11,678			1,561	5,034	6,595
Financial debt as % of financial liabilities			68	100	97			83	99	96

Financial liabilities are unsecured, except for the retention of title and similar rights customary in our industry. Effective interest rates on our financial debt (including the effects from interest rate swaps) were 1.33% in 2018, 1.29% in 2017, and 1.25% in 2016.

For information about the risk associated with our financial liabilities, see Note (F.1). For information about fair values, see Note (F.2)

Bonds

	2018							2017
	Maturity	Issue Price	Coupon Rate	Effective Interest	Nominal Volume		Carrying	Carrying
				Rate	(in respective		Amount	Amount
					currency		(in € millions)	(in € millions)
					in millions)
Eurobond 6 – 2012	2019	99.307%	2.125% (fix)	2.29%		€750	759	768
Eurobond 7 – 2014	2018	100.000%	0.000% (var.)	0.00%		€750	0	750
Eurobond 8 – 2014	2023	99.478%	1.125% (fix)	1.24%		€1,000	996	995
Eurobond 9 – 2014	2027	99.284%	1.750% (fix)	1.87%		€1,000	992	991
Eurobond 11 – 2015	2020	100.000%	0.000% (var.)	0.07%		€650	649	649
Eurobond 12 – 2015	2025	99.264%	1.000% (fix)	1.13%		€600	595	594
Eurobond 13 – 2016	2018	100.000%	0.000% (var.)	0.00%		€400	0	400
Eurobond 14 – 2018	2021	100.519%	0.000% (var.)	-0.15%		€500	502	0
Eurobond 15 – 2018	2026	99.576%	1.000% (fix)	1.06%		€500	498	0
Eurobond 16 – 2018	2030	98.687%	1.375% (fix)	1.50%		€500	494	0
Eurobond 17 – 2018	2020	100.024%	0.000% (var.)	-0.01%		€500	500	0
Eurobond 18– 2018	2022	99.654%	0.250% (fix)	0.36%		€900	897	0
Eurobond 19 – 2018	2024	99.227%	0.750% (fix)	0.89%		€850	843	0
Eurobond 20 – 2018	2028	98.871%	1.250% (fix)	1.38%		€1,000	988	0
Eurobond 21 – 2018	2031	98.382%	1.625% (fix)	1.78%		€1,250	1,229	0
Eurobonds							9,942	5,147
USD-bond - 2018	2025	100.000%	3.306% (var.)	3.35%	US$	300	262	0
Bonds							10,204	5,147

All of our Eurobonds are listed for trading on the Luxembourg Stock Exchange.

Private Placements

	2018						2017
	Maturity	Coupon Rate	Effective Interest	Nominal Volume		Carrying Amount	Carrying Amount
			Rate	(in respective		(in € millions)	(in € millions)
				currency in
				millions)
U.S. private placements
Tranche 4 – 2011	2018	3.43% (fix)	3.50%	US$	150	0	125
Tranche 6 – 2012	2020	2.82% (fix)	2.86%	US$	290	251	241
Tranche 7 – 2012	2022	3.18% (fix)	3.22%	US$	444.5	395	382
Tranche 8 – 2012	2024	3.33% (fix)	3.37%	US$	323	299	289
Tranche 9 – 2012	2027	3.53% (fix)	3.57%	US$	100	96	93
Private placements						1,041	1,130

The U.S. private placement notes were issued by one of our subsidiaries that has the U.S. dollar as its functional currency.

Reconciliation of Liabilities Arising from Financing Activities

The changes in our financial debts are reconciled to the cash flows from borrowings included in the cash flow from financing activities.

€ millions	12/31/2017	Cash Flows	Business	Foreign	Fair Value	Other	12/31/2018
			Combinations	Currency	Changes
Current financial debt	1,299	-1,300	7	3	0	750	759
Non-current financial debt	4,965	6,308	0	49	0	-750	10,572
Financial debt (nominal volume)	6,264	5,008	7	51	0	0	11,331
Basis adjustment	62	0	0	-1	-19	0	42
Transaction costs	-26	-48	0	0	0	3	-70
Financial debt (carrying amount)	6,301	4,961	7	50	-19	3	11,303
Accrued interest	34	0	0	-1	0	14	47
Interest rate swaps	-24	0	0	-1	17	0	-7
Total liabilities from financing activities	6,311	4,961	7	48	-1	18	11,343

€ millions	12/31/2016	Cash Flows	Business	Foreign	Fair Value	Other	12/31/2017
			Combinations	Currency	Changes
Current financial debt	1,435	-1,372	-1	-54	0	1,290	1,299
Non-current financial debt	6,390	8	0	-144	0	-1,289	4,965
Financial debt (nominal volume)	7,826	-1,364	-1	-197	0	1	6,264
Basis adjustment	86	0	0	7	-31	0	62
Transaction costs	-32	0	0	0	0	7	-26
Financial debt (carrying amount)	7,880	-1,364	-1	-191	-31	7	6,301
Accrued interest	45	0	0	-2	0	-9	34
Interest rate swaps	-47	0	0	-1	24	0	-24
Total liabilities from financing activities	7,878	-1,364	-1	-194	-7	-2	6,311